Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 11,258	$ 108,692	$ 258
Advances to director	66,114
Prepaid and other current assets	814	$ 685
Total current assets	78,186	109,377	$ 258
Liabilities
Accounts Payable	1,945	1,921
Accrued expenses	75,786	53,944
Total current liabilities	77,731	55,865
Stockholders' equity:
Common stock ($0.001 par value, issued and outstanding shares of 102,379,935, 102,379,935 and 102,100,000 at March 31, 2015, December 31, 2014 and 2013)	102,380	102,380	$ 102,100
Additional paid-in capital	280,468	280,468	(101,397)
Accumulated deficit	(381,589)	(329,377)	(444)
Accumulated other comprehensive income (loss)	(804)	41	(1)
Total stockholders' equity	455	53,512	258
Total liabilities and stockholders' equity	$ 78,186	$ 109,377	$ 258